Expense Example - VegaShares Fixed Rate Callable Bond ETF - VegaShares Fixed Rate Callable Bond ETF	Sep. 05, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	$ 128